UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/07

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Halcyon Structured Asset Management LLC
Address: 477 Madison Avenue
         8th Floor
         New York, NY  10022

13F File Number:  028-11919

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron Goldberg
Title:     Chief Financial Officer
Phone:     212-303-9475

Signature, Place, and Date of Signing:

     Aaron Goldberg     New York, NY     August 03, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     61269


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Alcan Inc                   COMMON              013716105     3894    47900     X    SOLE                    47900
Alltel Corp                 COMMON              020039103     6451    95500     X    SOLE                    95500
Aquantive Inc               COMMON              03839G105     7018   110000     X    SOLE                   110000
BCE Inc.                    COMMON              05534B760     1754    46196     X    SOLE                    46196
Delta Air Lines Inc         COMMON              247361702      545    27675     X    SOLE                    27675
First Data Corp             COMMON              319963104     8561   262054     X    SOLE                   262054
Harman INTL Industries Inc  COMMON              413086109      385     3300     X    SOLE                     3300
Harrah's Entertainment Inc  COMMON              413619107    11050   129600     X    SOLE                   129600
Ipsco Inc                   COMMON              462622101     2824    17776     X    SOLE                    17776
Northwest Airlines Corp     COMMON              667280408      983    44272     X    SOLE                    44272
TXU Corp                    COMMON              873168108     7841   116514     X    SOLE                   116514
United Financial Bancorp IncCOMMON              91030R103      424    30000     X    SOLE                    30000
Westfield Financial Inc     COMMON              96008P104     2991   300000     X    SOLE                   300000
Winthrop Realty Trust, Inc  COMMON              976391102     6196   896622     X    SOLE                   896622
Osage Bancshares Inc        COMMON              68764U106      352    41666     X    SOLE                    41666